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                    DIRECTOR ACCESS (SERIES I AND SERIES IR)
                              SEPARATE ACCOUNT TWO
                         HARTFORD LIFE INSURANCE COMPANY

                        SUPPLEMENT DATED FEBRUARY 2, 2004
                    TO THE PROSPECTUS DATED JANUARY 30, 2004

The following is added to each of the descriptions of HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND, HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND and HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND SUB-ACCOUNTS on the inside cover page of the prospectus:

          (Closed to new and subsequent Premium Payments and transfers of Contract Value).


          THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4845
File No. 333-45301